Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 2,196,632	¥ 1,986,760
Accrued benefit cost	(103,957)	(105,859)
Domestic, Japan | Non-contributory pension benefits and SIP
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,448,579	1,547,273
Service cost	31,728	34,653
Interest cost	23,954	20,547
Plan participants’ contributions	0	0
Acquisitions/ Divestitures	(354)	(216)
Amendments	0	0
Actuarial loss (gain)	(109,527)	(69,696)
Benefits paid	(65,960)	(65,641)
Lump-sum payment	(17,908)	(18,341)
Translation adjustments and other	0	0
Benefit obligation at end of fiscal year	1,310,512	1,448,579	¥ 1,547,273
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	3,333,330	2,774,572
Actual return on plan assets	117,384	598,836
Employer contributions	25,184	25,521
Acquisitions/ Divestitures	(26)	42
Plan participants’ contributions	0	0
Benefits paid	(65,960)	(65,641)
Translation adjustments and other	(140)	0
Fair value of plan assets at end of fiscal year	3,409,772	3,333,330	2,774,572
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	2,116,823	1,902,768
Accrued benefit cost	(17,563)	(18,017)
Net amount recognized	2,099,260	1,884,751
Foreign offices and subsidiaries | Pension benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	198,793	196,696
Service cost	14,759	13,231	16,793
Interest cost	8,850	8,461	20,634
Plan participants’ contributions	0	0
Acquisitions/ Divestitures	0	1,657
Amendments	(2,075)	(608)
Actuarial loss (gain)	(5,195)	(1,199)
Benefits paid	(7,721)	(30,940)
Lump-sum payment	(5,837)	(4,259)
Translation adjustments and other	(2,258)	15,754
Benefit obligation at end of fiscal year	199,316	198,793	196,696
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	196,991	215,819
Actual return on plan assets	7,761	(6,764)
Employer contributions	2,826	2,045
Acquisitions/ Divestitures	0	0
Plan participants’ contributions	0	0
Benefits paid	(7,721)	(30,940)
Translation adjustments and other	(6,222)	16,831
Fair value of plan assets at end of fiscal year	193,635	196,991	215,819
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	79,809	82,633
Accrued benefit cost	(85,490)	(84,435)
Net amount recognized	(5,681)	(1,802)
Foreign offices and subsidiaries | Other benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	25,719	24,195
Service cost	52	52	97
Interest cost	1,266	1,216	1,002
Plan participants’ contributions	430	477
Acquisitions/ Divestitures	0	0
Amendments	0	0
Actuarial loss (gain)	(1,107)	(643)
Benefits paid	(2,555)	(2,676)
Translation adjustments and other	(411)	3,098
Benefit obligation at end of fiscal year	23,394	25,719	24,195
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	23,671	22,197
Actual return on plan assets	993	620
Acquisitions/ Divestitures	0	0
Plan participants’ contributions	430	477
Benefits paid	(2,555)	(2,676)
Translation adjustments and other	(277)	2,905
Fair value of plan assets at end of fiscal year	22,490	23,671	¥ 22,197
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	0	1,359
Accrued benefit cost	(904)	(3,407)
Net amount recognized	(904)	(2,048)
Foreign offices and subsidiaries | Other benefits netting
Change in plan assets:
Employer contributions	¥ 228	¥ 148